LONG-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2023
LONG-TERM INVESTMENTS, NET
LONG-TERM INVESTMENTS, NET

11. LONG-TERM INVESTMENTS, NET

The following table sets forth a breakdown of the categories of long-term investments held by the Group as of the dates indicated:

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Investments in equity method investees	370,985	436,344
Investments accounted for at fair value	1,063,689	660,112
Equity investments without readily determinable fair value using the NAV practical expedient	91,005	86,240
Equity investments without readily determinable fair value using the measurement alternative	61,640	43,746
Long-term time deposits	11,064,516	15,352,785
Held-to-maturity debt investments	147,529	1,729,602
Available-for-sale debt investments	5,126,289	5,262,159
Total long-term investments	17,925,653	23,570,988

Investments in equity method investees

The Group applies the equity method of accounting to account for its equity investments in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control.

11. LONG-TERM INVESTMENTS, NET (CONTINUED)

Amounts
RMB
(in thousands)
Balance at December 31, 2020	689,929
Investments made	258,990
Income (loss) from investment	39,520
Investment impairment	(2,914)
Disposal of investment	(540,433)
Dividend received	(14,800)
Balance at December 31, 2021	430,292
Investments made	12,188
Income (loss) from investment	44,588
Disposal of investment	(134,406)
Dividend received	(27,338)
Acquired in a business combination	45,661
Balance at December 31, 2022	370,985
Investments made	183,253
Income (loss) from investment	9,098
Investment impairment	(10,369)
Disposal of investment	(101,761)
Dividend received	(14,862)
Balance at December 31, 2023	436,344

Investments accounted for at fair value

Investments accounted for at fair value include (i) marketable equity securities, which are publicly traded stocks or funds measured at fair value, (ii) unlisted equity securities or debt securities and long-term loan receivables which use unobservable inputs to measure the fair value on recurring basis, and (iii) investments in wealth management products with maturity date in over one year, which are financial instruments with variable interest rates or principal not-guaranteed with certain financial institutions and are measured at fair value in accordance with ASC 825-“Financial Instruments”.

The following table shows the carrying amount and fair value of investments accounted for at fair value:

		Gross	Gross
		unrealized	unrealized	Exchange
	Cost basis	gains	losses	adjustments	Fair value
	RMB	RMB	RMB	RMB	RMB

	(in thousands)
Marketable securities (i)	96,848	—	(63,678)	3,964	37,134
Unlisted equity securities and loan receivables measured at fair value (ii)	252,567	444	(164,456)	—	88,555
Wealth management product (iii)	937,500	500	—	—	938,000
Balance at December 31, 2022	1,286,915	944	(228,134)	3,964	1,063,689
Marketable securities (i)	96,848	—	(69,035)	4,932	32,745
Unlisted equity securities and loan receivables measured at fair value (ii)	238,015	778	(161,126)	—	77,667
Wealth management product (iii)	537,500	12,200	—	—	549,700
Balance at December 31, 2023	872,363	12,978	(230,161)	4,932	660,112

11. LONG-TERM INVESTMENTS, NET (CONTINUED)

(i)	Marketable securities

Marketable securities represent investments in the equity securities of publicly listed companies, for which the Group does not have significant influence. The marketable securities are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

(ii)	Unlisted equity securities and loan receivables measured at fair value

Investment in IFM Investments Limited (“IFM”)

In October 2017, the Group purchased 10% ownership in IFM, a company focusing on real estate agency business in the PRC, through subscription of 308,084,916 convertible redeemable preferred shares newly issued by IFM at an aggregated subscription price of RMB60 million. Concurrent with the preferred share investment, the Group entered into a convertible note purchase agreement on August 14, 2017 to purchase convertible notes issued by IFM in the principal amount of US$ equivalent of RMB40 million with maturity period of 30 months and interest rate per annum of 12%. The convertible notes were convertible into IFM’s preferred shares at a discounted price. The Group elected the fair value option to measure the preferred share investments and the entire convertible note with the assistance of an independent valuation firm.

In 2019, the Group launched many incentive programs to incentivize real estate brokerage firms to join the Group’s platform. IFM is one of the leading firms in the real estate agency business industry. In May 2019, to incentivize IFM to join the Group’s platform, the Group made additional investment of RMB308 million to acquire certain percentage of IFM’s preferred and ordinary shares, converted the convertible note into preferred shares and provided RMB130 million loan to IFM’s controlling shareholder, which is secured by 17.5% ownership of IFM. Total consideration of the additional investment in IFM and the loan to IFM’s controlling shareholder was RMB438 million. The fair value of the additional investment in IFM and the loan to IFM’s controlling shareholder was RMB120.1 million on the transaction date. The difference of RMB317.9 million between the consideration paid and the fair value received was considered and recognized as deemed marketing expenses.

As the investment in IFM is not in-substance common stock, it does not qualify for equity method accounting, and according to ASC 321, the Group elected to account for this investment at fair value with realized or unrealized gains and losses recorded in the consolidated statements of comprehensive income (loss).

As of December 31, 2022 and 2023, the Group held 37.6% in IFM and account for the investment in IFM amounted to RMB58.8 million and RMB57.1 million, and loan to IFM’s controlling shareholder at fair value amounting to RMB1.2 million and RMB1.1 million, respectively. The Group classifies the valuation techniques that use these inputs as Level 3 of fair value measurements.

Other than the equity investment in IFM, the investment in unlisted equity securities was primarily equity investments in one private company focusing on home renovation business in the PRC and other private investment companies.

(iii)	Wealth management products

As part of the Group’s cash management program, the Group invested in certain wealth management products with variable interest rates and principal not guaranteed issued by financial institutions in the PRC. These wealth management products were with maturity of over one year, or can be redeemed through advance notice and the Group intended to hold the investments over one year, thus were classified as long-term investments.

Equity investments without readily determinable fair value using the NAV practical expedient

Equity investments without readily determinable fair value in private equity funds is accounted for under NAV practical expedient.

11. LONG-TERM INVESTMENTS, NET (CONTINUED)

Investments in private equity generally are not redeemable due to the closed-ended nature of these funds. Investment in private equity funds over which the Group does not have the ability to exercise significant influence are accounted for under the NAV practical expedient. As of December 31, 2022 and 2023, the carrying amount of the Group’s investment in private equity fund was approximately RMB91.0 million and RMB86.2 million, respectively. During the years ended December 31, 2021, 2022 and 2023, fair value changes recognized for this equity investment were RMB51.6 million, RMB(32.9) million, RMB(4.8) million respectively. Investments in the private equity fund is subject to a lock-up period of 8 years from September 2018 which restricts investor from withdrawing from the fund during the investment period.

Equity investments without readily determinable fair value using the measurement alternative

Equity investments without readily determinable fair value in private companies is accounted for under measurement alternative.

The total carrying value of investment in private companies accounted for under measurement alternative held as of December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Initial cost basis	835,790	839,296
Cumulated unrealized losses (including impairment)	(774,150)	(795,550)
Total carrying value	61,640	43,746

For the years ended December 31, 2021, 2022 and 2023, RMB183.8 million, RMB591.9 million and RMB28.8 million impairment was recorded for investments in private companies accounted for under measurement alternative. The impairment was recorded in “Impairment loss for equity investments accounted for using measurement alternative” in the Group’s consolidated statements of comprehensive income (loss). Also, the Group classifies those investments that use similar identifiable transaction prices when applying valuation techniques as Level 2 of fair value measurements and those investments that measured using significant unobservable inputs as Level 3 of fair value measurements.

Long-term time deposits

The Group’s long-term time deposits are time deposits placed with banks with original maturities more than one year and those matured date within one year will be reclassified to short-term investments. As of December 31, 2022, deposits were denominated in RMB amounting to approximately RMB11.1 billion, among which RMB1.7 billion will be matured in 2024. The remaining RMB9.4 billion will be matured in 2025. As of December 31, 2023, deposits were denominated in RMB amounting to approximately RMB15.4 billion, among which RMB10.1 billion will be matured in 2025 and the remaining RMB5.3 billion will be matured in 2026.

11. LONG-TERM INVESTMENTS, NET (CONTINUED)

Held-to-maturity debt investments

During the year ended December 31, 2023, the Group recorded investment income from its long-term held-to-maturity debt investments of RMB47.1 million in the consolidated statement of comprehensive income (loss). Long-term held-to-maturity debt investments as of December 31, 2023 are shown as below, which would be due in 1 to 2 years:

As of December 31, 2023
		Gross	Gross
	Cost or	unrecognized	unrecognized
	Amortized	holding	holding	Fair
	cost	gains	losses	value
	RMB	RMB	RMB	RMB

(in thousands)
Held-to-maturity debt investments	1,729,602	—	(28,362)	1,701,240

The following table summarizes the amortized cost of held-to-maturity debt investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Due in 1 year through 5 years	147,529	1,729,602

Available-for-sale debt investments

The Group’s available-for-sale debt investments mainly include investments in debt securities issued by banks and other financial institutions that are redeemable at the issuer’s option, which have no contractual maturity date. As of December 31, 2023, RMB5.3 billion available-for-sale debt investments were held by the Group. Available-for-sale debt investments as of December 31, 2023 are shown as below:

As of December 31, 2023
	Cost or	Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
	RMB	RMB	RMB	RMB

(in thousands)
Available-for-sale debt investments	5,555,020	—	(292,861)	5,262,159

The following table summarizes the Group’s gross unrealized losses and fair value for available-for-sale investments in an unrealized loss position as of December 31, 2023:

12 Months or Greater
	Fair	Unrealized
	Value	Losses
	RMB	RMB

(in thousands)
Additional Tier1 Bonds	5,262,159	(292,861)

Estimated allowances for credit losses of available-for sales are determined by considering reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions. Based on this evaluation, no allowance for credit losses on debt securities was recorded as of December 31, 2023.

11. LONG-TERM INVESTMENTS, NET (CONTINUED)

The following table summarizes the estimated fair value of available-for-sale debt investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Due in 1 year through 5 years	5,126,289	5,262,159